Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Equity
Equity
Status of Offerings

On January 20, 2017, the Company closed the primary portion of the IPO; however, the Company continued to offer shares pursuant to the DRP under the IPO registration statement through May 2017. The Company is currently offering shares pursuant to the DRP. The DRP may be terminated at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company's filings with the SEC.

On September 20, 2017, the Company commenced the Follow-On Offering of up to $2.2 billion of shares, consisting of up to $2.0 billion of shares in the Company's primary offering and $0.2 billion of shares (including Class A, Class AA and Class AAA shares) pursuant to the DRP. The Company reclassified all Class T and Class I shares sold in the IPO as "Class AA" and "Class AAA" shares, respectively. The Company offered Class T shares, Class S shares, Class D shares and Class I shares in its Follow-On Offering.

On August 16, 2018, in connection with a potential strategic alternative the Company’s board of directors is contemplating, the board approved the temporary suspension of the primary portion of the Company's Follow-On Offering, effective August 17, 2018, to allow the special committee of the board to evaluate a potential strategic alternative. The board of directors intends to recommence the Follow-On Offering in the retail marketplace, if appropriate and at the appropriate time.

Share Classes

Class T shares, Class S shares, Class D shares, Class I shares, Class A shares, Class AA shares and Class AAA shares vote together as a single class, and each share is entitled to one vote on each matter submitted to a vote at a meeting of the Company's stockholders; provided that with respect to any matter that would only have a material adverse effect on the rights of a particular class of common stock, only the holders of such affected class are entitled to vote.
The following table summarizes shares issued and gross proceeds received for each share class as of September 30, 2018 and outstanding shares as of September 30, 2018 and December 31, 2017:

	Class T	Class S	Class D	Class I	Class A	Class AA	Class AAA	Total
Gross proceeds from primary portion of offerings	$2,245	$3	$182	$7,538	$240,780	$474,858	$8,381	$733,987
Gross proceeds from DRP	$16	$—	$2	$158	$25,328	$32,369	$503	$58,376
Shares issued in primary portion of offerings	224,647	264	18,921	786,573	24,199,764	47,562,870	901,225	73,694,264
DRP shares issued	1,650	13	236	16,496	2,669,097	3,412,273	53,014	6,152,779
Stock distribution shares issued	—	—	—	—	263,642	300,166	4,677	568,485
Restricted stock issued	—	—	—	—	—	—	36,000	36,000
Total redemptions	—	—	—	—	(1,351,178)	(1,434,491)	(5,593)	(2,791,262)
Total shares outstanding as of September 30, 2018	226,297	277	19,157	803,069	25,781,325	49,840,818	989,323	77,660,266
Total shares outstanding as of December 31, 2017	4,148	268	268	267,476	25,995,943	49,942,471	964,709	77,175,283

Organizational and Offering Costs

Pursuant to the Advisory Agreement, in no event will the Company be obligated to reimburse the Advisor for organizational and offering costs incurred in connection with the Follow-On Offering totaling in excess of 15% (including selling commissions, dealer manager fees, distribution fees and non-accountable due diligence expense allowance, but excluding acquisition expenses or any fees, if ever applicable) of the gross proceeds raised in the Follow-On Offering (excluding gross proceeds from the DRP). If the organizational and offering costs exceed such limits discussed above, within 60 days after the end of the month in which the Follow-On Offering terminates or is completed, the Advisor is obligated to reimburse the Company for any excess amounts. As long as the Company is subject to the Statement of Policy Regarding Real Estate Investment Trusts published by the North American Securities Administrators Association (“NASAA REIT Guidelines”), such limitation discussed above will also apply to any future public offerings. As of September 30, 2018, organizational and offering costs relating to the Follow-On Offering were 33.3% (approximately $3.3 million) of gross offering proceeds ($10.0 million), including selling commissions, dealer manager fees and distribution fees. Therefore, if the Follow-On Offering had been terminated on September 30, 2018, the Company would owe the Advisor $1.5 million and the Advisor would be liable for organizational and offering costs incurred by the Company of approximately $1.8 million. Approximately $0.7 million of organizational and offering costs the Advisor is liable for as of September 30, 2018 is deducted from "Due to Affiliates" and the remaining $1.1 million is included in "Other Assets, net" on the consolidated balance sheet.

Organizational and offering costs incurred as of September 30, 2018, including those incurred by the Company and due to the Advisor, for the Follow-On Offering are as follows:

September 30, 2018
Cumulative offering costs	$2,806
Cumulative organizational costs	$510
Organizational and offering costs advanced by the Advisor	$1,998
Organizational and offering costs paid by the Company	1,318
Adjustment to organizational and offering costs pursuant to the limitation:
Costs in excess of limit	(1,820)
Organizational and offering costs incurred	$1,496

Distribution Reinvestment Plan (DRP)

The Company has adopted the DRP, which allows stockholders to have dividends and other distributions otherwise distributable to them invested in additional shares of common stock. No sales commissions or dealer manager fees are paid on shares sold through the DRP. The Company may amend or terminate the DRP for any reason at any time upon 10 days' prior written notice to stockholders, which may be provided through the Company's filings with the SEC.

IPO Share Redemption Program

The Company had a share redemption program for holders of Class A, Class AA, and Class AAA shares ("IPO Shares") who held their shares for less than four years, which enabled IPO stockholders to sell their shares back to the Company in limited circumstances ("IPO Share Redemption Program"). On June 4, 2018, the board of directors of the Company approved the termination of the IPO Share Redemption Program effective as of July 5, 2018. In addition, effective as of such date, the board of directors amended and restated the New Share Redemption Program in order to allow stockholders of the IPO Shares to utilize the New Share Redemption Program. Accordingly, beginning in July 2018, stockholders of IPO Shares are able to continue to redeem at 100% of the NAV of the applicable share class, subject to the other limitations and conditions of the amended and restated New Share Redemption Program, as noted below. Redemption requests must be received by 4:00 p.m. (Eastern time) on the second to last business day of the applicable quarter.
During the three and nine months ended September 30, 2018 and 2017, the Company redeemed shares of its outstanding common stock under the IPO Share Redemption Program as follows:

	Three Months Ended September 30,			Nine Months Ended September 30,
Period	2018		2017	2018	2017
Shares of common stock redeemed	585,525	(1)	146,083	1,306,834	413,842
Weighted average price per share	$9.65		$9.06	$9.36	$9.18

(1)	Second quarter requests redeemed in the third quarter.

During the nine months ended September 30, 2018, the Company redeemed 1,306,834 shares of common stock under the IPO Share Redemption Program for approximately $12.2 million at a weighted average price per share of 9.36. Since inception, the Company has honored all redemption requests related to the IPO Share Redemption Program and has redeemed a total of 2,097,775 shares of common stock for approximately $19.6 million at a weighted average price per share of $9.34. The Company has funded all redemptions using proceeds from the sale of IPO Shares pursuant to the DRP. For more information regarding the IPO Share Redemption Program, see our Annual Report on Form 10-K for the year ended December 31, 2017.

New Share Redemption Program

In connection with the Follow-On Offering, the Company’s board of directors adopted the New Share Redemption Program for the New Shares (and IPO Shares that have been held for four years or longer). As noted above, subsequently, on June 4, 2018, the board of directors amended and restated the program to allow stockholders of the IPO Shares to utilize the New Share Redemption Program, effective as of July 5, 2018. Under the New Share Redemption Program, the Company will redeem shares as of the last business day of each quarter. The redemption price will be equal to the NAV per share for the applicable class generally on the 13th of the month prior to quarter end. Redemption requests must be received by 4:00 p.m. (Eastern time) on the second to last business day of the applicable quarter. Redemption requests exceeding the quarterly cap will be filled on a pro rata basis.With respect to any pro rata treatment, redemption requests following the death or qualifying disability of a stockholder will be considered first, as a group, followed by requests where pro rata redemption would result in a stockholder owning less than the minimum balance of $2,500 of shares of the Company's common stock, which will be redeemed in full to the extent there are available funds, with any remaining available funds allocated pro rata among all other redemption requests. All unsatisfied redemption requests must be resubmitted after the start of the next quarter, or upon the recommencement of the New Share Redemption Program, as applicable.

There are several restrictions under the New Share Redemption Program. Stockholders generally have to hold their shares for one year before submitting their shares for redemption under the program; however, the Company will waive the one-year holding period in the event of the death or qualifying disability of a stockholder. Shares issued pursuant to the DRP are not subject to the one-year holding period. In addition, the New Share Redemption Program generally imposes a quarterly cap on aggregate redemptions of the Company's shares equal to a value of up to 5% of the aggregate NAV of the outstanding shares as of the last business day of the previous quarter. As the value on the aggregate redemptions of the Company's shares is outside the Company's control, the 5% quarterly cap is considered to be temporary equity and is presented as the common stock subject to redemption on the accompanying consolidated balance sheets. As of September 30, 2018, the quarterly cap was approximately $37.4 million and $6.7 million of common stock was reclassified from common stock to accrued expenses and other liabilities in the consolidated balance sheet as of September 30, 2018.

During the three and nine months ended September 30, 2018 and 2017, the Company redeemed shares of its outstanding common stock under the New Share Redemption Program as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Period	2018	2017	2018	2017
Shares of common stock redeemed	693,487	—	693,487	—
Weighted average price per share	$9.62	—	$9.62	—

Since inception, the Company has honored all redemption requests related to the New Share Redemption Program and has redeemed a total of 693,487 shares of common stock for approximately $6.7 million at a weighted average price per share of $9.62.

The Company’s board of directors has the right to modify or suspend the New Share Redemption Program upon 30 days' notice at any time if it deems such action to be in the Company’s best interest. Any such modification or suspension will be communicated to stockholders through the Company’s filings with the SEC.

Equity
Status of Offerings
On January 20, 2017, the Company closed the primary portion of the IPO; however, the Company continued to offer shares pursuant to the DRP.
On April 6, 2017, the Company filed a Registration Statement on Form S-3 with the SEC for the registration of 3.0 million shares for sale pursuant to the DRP. The DRP may be terminated at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company’s filings with the SEC.
On September 20, 2017, the Company commenced a follow-on offering of up to $2.2 billion of shares, consisting of up to $2.0 billion of shares in the Company’s primary offering and $0.2 billion of shares pursuant to the DRP. The Company reclassified all Class T and Class I shares sold in the IPO as “Class AA” and “Class AAA” shares, respectively. The Company is offering Class T shares, Class S shares, Class D shares and Class I shares in its follow-on offering.
Share Classes
Class T shares, Class S shares, Class D shares, Class I shares, Class A shares, Class AA shares and Class AAA shares vote together as a single class, and each share is entitled to one vote on each matter submitted to a vote at a meeting of the Company’s stockholders; provided that with respect to any matter that would only have a material adverse effect on the rights of a particular class of common stock, only the holders of such affected class are entitled to vote.
The following table summarizes shares issued and gross proceeds received for each share class as of December 31, 2017 and outstanding shares as of December 31, 2017 and 2016:

	Class
	T	S	D	I	A	AA	AAA	Total
Gross proceeds from primary portion of offerings	$41	$3	$3	$2,493	$240,780	$474,858	$8,379	$726,557
Gross proceeds from DRP	$—	$—	$—	$41	$19,773	$21,828	$312	$41,954
Shares issued in primary portion of offerings	4,144	264	264	263,200	24,199,760	47,562,870	901,225	72,931,727
DRP shares issued	4	4	4	4,276	2,089,748	2,313,170	33,308	4,440,514
Stock distribution shares issued	—	—	—	—	263,641	300,166	4,676	568,483
Restricted stock units issued	—	—	—	—	—	—	25,500	25,500
Total redemptions	—	—	—	—	(557,206)	(233,735)	—	(790,941)
Total shares outstanding as of 12/31/2017	4,148	268	268	267,476	25,995,943	49,942,471	964,709	77,175,283
Total shares outstanding as of 12/31/2016	—	—	—	—	25,562,982	44,595,631	781,034	70,939,647

Offering and Organizational Costs
Pursuant to the Advisory Agreement, in no event will the Company be obligated to reimburse the Advisor for organizational and offering costs incurred in connection with the follow-on offering totaling in excess of 15% (including selling commissions, dealer manager fees, distribution fees and non-accountable due diligence expense allowance but excluding acquisition expenses or any fees, if ever applicable) of the gross proceeds raised in the follow-on offering (excluding gross proceeds from the DRP). If the organizational and offering costs exceed such limits discussed above, within 60 days after the end of the month in which the follow-on offering terminates or is completed, the Advisor is obligated to reimburse the Company for any excess amounts. As long as the Company is subject to the Statement of Policy Regarding Real Estate Investment Trusts published by the North American Securities Administrators Association (“NASAA REIT Guidelines”), such limitation discussed above will also apply to any future public offerings. As of December 31, 2017, organizational and offering costs relating to the follow-on offering were 81.0% of gross offering proceeds, including selling commissions, dealer manager fees and distribution fees. Therefore, if the follow-on offering was terminated on December 31, 2017, the Advisor would be liable for organizational and offering costs incurred by the Company of approximately $1.7 million. Approximately $1.0 million of organizational and offering costs the Advisor is liable for as of December 31, 2017 is deducted from “Due to Affiliates” and the remaining $0.7 million is included in “Other Assets, net” on the consolidated balance sheet.
Organizational and offering costs incurred as of December 31, 2017, including those incurred by the Company and due to the Advisor, for the follow-on offering are as follows:

December 31, 2017
Cumulative offering costs	$1,698
Cumulative organizational costs	$359
Organizational and offering costs advanced by the Advisor	$1,226
Organizational and offering costs paid by the Company	831
Adjustment to organizational and offering costs pursuant to the limitation:
Reduction in due to affiliates	(999)
Due from affiliates	(677)
Net due to Advisor	$381

As of December 31, 2017, organizational and offering costs incurred by the Company related to the IPO were approximately $76.0 million. In addition, the total outstanding amounts of the Contingent Advisor Payment Holdback as of December 31, 2017 and 2016 were $0.1 million and $5.4 million, respectively.
Amendment and Restatement of Distribution Reinvestment Plan
In connection with the follow-on offering, on September 8, 2017, the Company’s board of directors amended and restated the DRP effective as of September 30, 2017, to include the New Shares under the DRP. The amended and restated DRP allows stockholders to have distributions otherwise distributable to them invested in additional shares of common stock of the same class. No selling commissions, dealer manager fees or stockholder servicing fees are paid on shares sold through the DRP, but the DRP shares will be charged the applicable distribution fee payable with respect to all shares of the applicable class. The purchase price per share under the DRP is equal to the NAV per share applicable to the class of shares purchased, calculated as of the distribution date.
IPO Shares - Share Redemption Program
The Company has a share redemption program for holders of Class A, Class AA, and Class AAA shares (“IPO Shares”) who have held their shares for less than four years, which enables IPO stockholders to sell their shares back to the Company in limited circumstances (“IPO Share Redemption Program”). The Company’s IPO Share Redemption Program permits stockholders to submit their IPO Shares for redemption after they have held them for at least one year, subject to the significant conditions and limitations described below.
There are several restrictions under the IPO Share Redemption Program. A stockholder generally has to hold his or her shares for one year before submitting shares for redemption under the program; however, the Company may waive the one-year holding period in the event of the death, qualifying disability or bankruptcy of a stockholder. In addition, the Company will limit the number of IPO Shares redeemed pursuant to the IPO Share Redemption Program as follows: (1) during any calendar year, the Company will not redeem in excess of 5% of the weighted average number of IPO Shares outstanding during the prior calendar year; and (2) funding for the redemption of shares will be limited to the amount of net proceeds the Company receives from the sale of IPO Shares under the Company’s DRP. These limits may prevent the Company from accommodating all requests made in any year. In addition, stockholders holding IPO Shares for four years or longer will be eligible to utilize the New Share Redemption Program, and redeem at 100% of the NAV of the applicable share class. The IPO Share Redemption Program will terminate in January 2021 on the four year anniversary of the termination of the primary portion of the Company’s IPO. During the years ended ended December 31, 2017 and 2016, the Company redeemed shares of its outstanding common stock as follows:

	Year Ended December 31,
Period	2017	2016
Shares of common stock redeemed	623,499	167,442
Weighted average price per share	$9.21	$9.72

During the year ended December 31, 2016, the Company redeemed 167,442 shares of common stock for approximately $1.6 million at a weighted average price per share of $9.72. During the year ended December 31, 2017, the Company redeemed 623,499 shares of common stock for approximately $5.7 million at a weighted average price per share of $9.21. Since inception, the Company has honored all redemption requests and has redeemed a total of 790,941 shares of common stock for approximately $7.4 million at a weighted average price per share of $9.32. The Company has funded all redemptions using proceeds from the sale of IPO Shares pursuant to the DRP.
As long as the common stock is not listed on a national securities exchange or over-the-counter market, stockholders who have held their stock for at least one year may be able to have all or a portion consisting of at least 25% of their shares of stock redeemed by the Company. Share redemption requests must be received by the Company no later than the last business day of the calendar quarter, and shares generally will be redeemed on the last business day of the month following such calendar quarter. The redemption price per IPO Share is expected to be the redemption rate set forth in the following table which is based upon the number of years the stock is held:

Number Years Held	Redemption Price per Share
Less than 1 year	No Redemption Allowed
After one year from the purchase date	90.0% of the Redemption Amount (as defined below)
After two years from the purchase date	95.0% of the Redemption Amount
After three years from the purchase date	97.5% of the Redemption Amount
After four years from the purchase date	100.0% of the Redemption Amount

The Redemption Amount for shares purchased under the Company’s IPO Share Redemption Program shall be the lesser of (i) the amount the stockholder paid for their shares or (ii) the NAV of the shares. Shares redeemed in connection with the death or qualifying disability of a stockholder may be repurchased at the purchase price of such shares. The redemption price per share will be reduced by the aggregate amount of net proceeds per share, if any, distributed to the stockholders prior to the repurchase date as a result of a “special distribution.” While the board of directors does not have specific criteria for determining a special distribution, the Company expects that a special distribution will only occur upon the sale of a property and the subsequent distribution of the net sale proceeds. The redemption price per share is subject to adjustment as determined from time to time by the board of directors. The Company’s board of directors may choose to amend, suspend, or terminate the IPO Share Redemption Program upon 30 days’ written notice at any time, which may be provided through the Company’s filings with the SEC.
If the Company cannot purchase all shares presented for redemption in any quarter, based upon insufficient cash available or the limit on the number of shares the Company may redeem during any calendar year, the Company will attempt to honor redemption requests on a pro rata basis. With respect to any pro rata treatment, redemption requests following the death or qualifying disability of a stockholder will be considered first, as a group, followed by requests where pro rata redemption would result in a stockholder owning less than the minimum balance of $2,500 of shares of common stock, which will be redeemed in full to the extent there are available funds, with any remaining available funds allocated pro rata among all other redemption requests. The Company will treat the unsatisfied portion of the redemption request as a request for redemption the following quarter. Such pending requests will generally be honored on a pro rata basis. Any stockholder request to cancel an outstanding redemption must be sent to the Company’s transfer agent prior to the last day of the new quarter. The Company will determine whether sufficient funds are available or the IPO Share Redemption Program has reached the 5% share limit as soon as practicable after the end of each quarter, but in any event prior to the applicable payment date.
As the use of the proceeds from the DRP related to the IPO shares for redemptions is outside the Company’s control, the net proceeds from the DRP related to the IPO Shares are considered to be temporary equity and are presented as common stock subject to redemption on the accompanying consolidated balance sheets. The cumulative proceeds from the DRP related to the IPO Shares, net of any redemptions, will be computed at each reporting date and will be classified as temporary equity on the Company’s consolidated balance sheets. As noted above, the redemption is limited to proceeds from new permanent equity from the sale of shares pursuant to the Company’s DRP related to the IPO Shares. As of December 31, 2017, $32.4 million of common stock was available for redemption and $2.2 million of common stock was reclassified from redeemable common stock to accrued expenses and other liabilities in the consolidated balance sheet as of December 31, 2017.
New Share Redemption Program
In connection with the follow-on offering, the Company’s board of directors adopted the New Share Redemption Program for the New Shares (and IPO Shares that have been held for four years or longer). Under the New Share Redemption Program, the Company will redeem shares as of the last business day of each quarter. The redemption price will be equal to the NAV per share for the applicable class generally on the 13th of the month immediately prior to the end of the applicable quarter. Redemption requests exceeding the quarterly cap will be filled on a pro rata basis. With respect to any pro rata treatment, redemption requests following the death or qualifying disability of a stockholder will be considered first, as a group, followed by requests where pro rata redemption would result in a stockholder owning less than the minimum balance of $2,500 of shares of the Company’s common stock, which will be redeemed in full to the extent there are available funds, with any remaining available funds allocated pro rata among all other redemption requests. All unsatisfied redemption requests must be resubmitted after the start of the next quarter, or upon the recommencement of the New Share Redemption Program, as applicable.
There are several restrictions under the New Share Redemption Program. Stockholders generally have to hold their shares for one year before submitting their shares for redemption under the program; however, the Company will waive the one-year holding period in the event of the death or qualifying disability of a stockholder. Shares issued pursuant to the DRP are not subject to the one-year holding period. In addition, the New Share Redemption Program generally imposes a quarterly cap on aggregate redemptions of the New Shares (and IPO shares that have been held for four years or longer) equal to a value of up to 5% of the aggregate NAV of the outstanding shares of such classes as of the last business day of the previous quarter. As the value on the aggregate redemptions of the New Shares is outside the Company’s control, the 5% quarterly cap is considered to be temporary equity and is presented as the common stock subject to redemption on the accompanying consolidated balance sheets. For the quarter ended December 31, 2017, the quarterly cap was zero.
The Company’s board of directors has the right to modify or suspend the New Share Redemption Program upon 30 days’ notice at any time if it deems such action to be in the Company’s best interest and the best interest of the Company’s stockholders. Any such modification or suspension will be communicated to stockholders through the Company’s filings with the SEC.
Share-Based Compensation
The Company’s board of directors adopted an Employee and Director Long-Term Incentive Plan (the “Plan”), which provides for the grant of awards to the Company’s directors and full-time employees (should the Company ever have employees), directors and full-time employees of the Advisor and affiliate entities that provide services to the Company, and certain consultants that provide services to the Company, the Advisor, or affiliate entities. Awards granted under the Plan may consist of stock options, restricted stock, stock appreciation rights, distribution equivalent rights and other equity-based awards. The stock-based payment will be measured at fair value and recognized as compensation expense over the vesting period. The term of the Plan is ten years and the total number of shares of common stock reserved for issuance under the Plan will be equal to 10% of the outstanding shares of stock at any time, not to exceed 10,000,000 shares in the aggregate. As of December 31, 2017, approximately 7,717,528 shares were available for future issuance under the Plan.
During the first quarter of 2017, the Company issued an aggregate of 15,000 shares of restricted stock to the Company’s independent directors. These restricted shares were fully vested upon issuance.
On June 14, 2017, the Company issued 7,000 shares of restricted stock to each of the Company’s independent directors upon each of their respective re-elections to the Company’s board of directors. Half of the restricted shares vested upon issuance, and the remaining half will vest upon the first anniversary of the grant date, subject to the independent director’s continued service as a director during such vesting period. The Company measured and began recognizing director compensation expense for the 36,000 shares of restricted stock granted during 2017, subject to the vesting period.
Distributions
Earnings and profits, which determine the taxability of distributions to stockholders, may differ from income reported for financial reporting purposes due to the differences for federal income tax purposes in the treatment of loss on debt, revenue recognition and compensation expense and in the basis of depreciable assets and estimated useful lives used to compute depreciation expense.
The following unaudited table summarizes the federal income tax treatment for all distributions per share for the years ended December 31, 2017, 2016 and 2015 reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Section 857(b)(3)(c) of the Code and Treasury Regulation § 1.857-6(e).

	Year Ended December 31,
	2017		2016		2015
Ordinary income	$0.04	7.90%	$0.31	57.10%	$0.21	38.60%
Return of capital	0.51	92.10%	0.24	42.90%	0.34	61.40%
Total distributions paid	$0.55	100.00%	$0.55	100.00%	$0.55	100.00%

Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Equity
Equity
Common Equity
As of September 30, 2018, the Company had received aggregate gross offering proceeds of approximately $1.5 billion from the sale of shares in the Private Offering, the Public Offerings, and the DRP Offerings, as discussed in Note 1, Organization. There were 166,253,534 shares outstanding at September 30, 2018, including shares issued pursuant to the DRP, less shares redeemed pursuant to the SRP discussed below.
Distribution Reinvestment Plan (DRP)
The Company has adopted the DRP, which allows stockholders to have dividends and other distributions otherwise distributable to them invested in additional shares of common stock. No sales commissions or dealer manager fee will be paid on shares sold through the DRP. The Company may amend or terminate the DRP for any reason at any time upon 10 days' prior written notice to stockholders, which may be provided through the Company's filings with the SEC.
As of September 30, 2018 and December 31, 2017, the Company had issued approximately $245.6 million and $211.9 million, respectively, in shares pursuant to the DRP, which are classified on the consolidated balance sheets as common stock subject to redemption, net of redemptions paid of approximately $234.6 million, and redemptions payable totaling approximately $6.7 million and $20.4 million, respectively.
Share Redemption Program
The Company has adopted the SRP that enables stockholders to sell their stock to the Company in limited circumstances. As long as the common stock is not listed on a national securities exchange or over-the-counter market, stockholders who have held their stock for at least one year may, under certain circumstances, be able to have all or any portion of their shares of stock redeemed by the Company. Only those stockholders who purchased their shares from the Company or received their shares from the Company (directly or indirectly) through one or more non-cash transactions may be able to participate in the SRP. During any calendar year, the Company will not redeem more than 5% of the weighted average number of shares outstanding during the prior calendar year. The cash available for redemption will be limited to the proceeds from the sale of shares pursuant to the DRP.

If the Company cannot purchase all shares presented for redemption in any quarter, based upon insufficient cash available or the limit on the number of shares the Company may redeem during any calendar year, the Company will attempt to honor redemption requests on a pro rata basis. With respect to any pro rata treatment, redemption requests following the death or qualifying disability of a stockholder will be considered first, as a group, followed by requests where pro rata redemption would result in a stockholder owning less than the minimum balance of two thousand five hundred dollars of shares of common stock, which will be redeemed in full to the extent there are available funds, with any remaining available funds allocated pro rata among all other redemption requests. The Company will treat the unsatisfied portion of the redemption request as a request for redemption the following quarter. Such pending requests will generally be honored on a pro rata basis. Any stockholder request to cancel an outstanding redemption must be sent to the Company's transfer agent prior to the last day of the new quarter. The Company will determine whether sufficient funds are available or the SRP has reached the 5% share limit as soon as practicable after the end of each quarter, but in any event prior to the applicable payment date.
As the use of the proceeds from the DRP for redemptions is outside the Company’s control, the net proceeds from the DRP are considered to be temporary equity and are presented as common stock subject to redemption on the accompanying consolidated balance sheets. The cumulative proceeds from the DRP, net of any redemptions, will be computed at each reporting date and will be classified as temporary equity on the Company’s consolidated balance sheets. As noted above, the SRP is limited to proceeds from new permanent equity from the sale of shares pursuant to the DRP.
Pursuant to the SRP, the redemption price per share shall be the lesser of (i) the amount paid for the shares or (ii) 95% of the NAV of the shares. Shares redeemed in connection with the death or qualifying disability of a stockholder may be repurchased at 100% of the NAV of the shares. The redemption price per share will be as of the last business day of the applicable quarter.
Redemption requests will be honored on or about the last business day of the month following the end of each quarter. Requests for redemption must be received on or prior to the end of the quarter in order for the Company to repurchase the shares as of the end of the following month. The following table summarizes share redemption activity during the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Shares of common stock redeemed	1,311,582	2,936,150	8,013,521	6,155,290
Weighted average price per share	$9.63	$9.97	$9.60	$9.98

During the three months ended September 30, 2018, the Company received requests for the redemption of common stock of 4,083,881 shares, which exceeded the annual limitation of 5% of the weighted average number of shares outstanding during the prior calendar year by 3,401,249 shares or approximately $32.4 million. The Company is not obligated to redeem any amounts in excess of the limitations until 2019, when the 5% share limitation is reset and to the extent DRP proceeds are available.
The Company processed the redemption requests according to the SRP policy described above and redeemed 16.7% of the shares requested at a weighted average price per share of $9.76 and carried forward the unprocessed requests.  As a result, standard redemption requests for the quarter ended September 30, 2018 were processed on a pro-rata basis and were paid out on October 31, 2018.
During the nine months ended September 30, 2018, the Company redeemed 8,013,521 shares of common stock for approximately $76.9 million at a weighted average price per share of $9.60 pursuant to the SRP. Since inception and through September 30, 2018, the Company had redeemed 23,863,419 shares of common stock for approximately $234.6 million at a weighted average price per share of $9.83 pursuant to the SRP.
Since inception and through June 30, 2018, the Company honored all redemption requests.
Noncontrolling Interests
Noncontrolling interests represent limited partnership interests in the Operating Partnership in which the Company is the general partner. General partnership units and limited partnership units of the Operating Partnership were issued as part of the initial capitalization of the Operating Partnership, and limited partnership units were issued in conjunction with management's contribution of certain assets, as well as other contributions, as discussed in Note 1, Organization.
As of September 30, 2018, noncontrolling interests were approximately 3.62% of total shares and 3.58% of weighted average shares outstanding (both measures assuming limited partnership units were converted to common stock). The Company has evaluated the terms of the limited partnership interests in the Operating Partnership and as a result, has classified limited partnership interests issued in the initial capitalization and in conjunction with the contributed assets as noncontrolling interests, which are presented as a component of permanent equity, except as discussed below.
The Company evaluates individual noncontrolling interests for the ability to recognize the noncontrolling interest as permanent equity on the consolidated balance sheets at the time such interests are issued and on a continual basis. Any noncontrolling interest that fails to qualify as permanent equity has been reclassified as temporary equity and adjusted to the greater of (a) the carrying amount or (b) its redemption value as of the end of the period in which the determination is made.
The Operating Partnership issued 6.6 million limited partnership units to affiliated parties and unaffiliated third parties in exchange for certain properties and 0.1 million limited partnership units to unaffiliated third parties unrelated to property contributions. To the extent the contributors should elect to redeem all or a portion of their Operating Partnership units, pursuant to the terms of the respective contribution agreement, such redemption shall be at a per unit value equivalent to the price at which the contributor acquired its limited partnership units in the respective transaction.
The limited partners of the Operating Partnership, other than those related to the Will Partners REIT, LLC ("Will Partners" property) contribution, will have the right to cause the general partner of the Operating Partnership, the Company, to redeem their limited partnership units for cash equal to the value of an equivalent number of shares, or, at the Company’s option, purchase their limited partnership units by issuing one share of the Company’s common stock for the original redemption value of each limited partnership unit redeemed. The Company has the control and ability to settle in shares. These rights may not be exercised under certain circumstances which could cause the Company to lose its REIT election. There were no unit redemption requests during the nine months ended September 30, 2018 and year ended December 31, 2017.
The following summarizes the activity for noncontrolling interests recorded as equity for the nine months ended September 30, 2018 and year ended December 31, 2017:

	Nine Months Ended September 30, 2018	Year Ended December 31, 2017
Beginning balance	$31,105	$30,114
Distributions to noncontrolling interests	(3,267)	(4,369)
Allocated distributions to noncontrolling interests subject to redemption	(10)	(13)
Net income	671	5,120
Other comprehensive income	224	253
Ending balance	$28,723	$31,105

Noncontrolling interests subject to redemption
Operating partnership units issued pursuant to the Will Partners property contribution are not included in permanent equity on the consolidated balance sheets. The partners holding these units can cause the general partner to redeem the units for the cash value, as defined in the operating partnership agreement. As the general partner does not control these redemptions, these units are presented on the consolidated balance sheets as noncontrolling interest subject to redemption at their redeemable value. The net income (loss) and distributions attributed to these limited partners is allocated proportionately between common stockholders and other noncontrolling interests that are not considered redeemable.

Equity
Common Equity
As of December 31, 2017, the Company had received aggregate gross offering proceeds of approximately $1.5 billion from the sale of shares in the Private Offering, the Public Offerings, and the DRP Offerings, as discussed in Note 1, Organization. There were 170,906,111 shares outstanding at December 31, 2017, including shares issued pursuant to the DRP, less shares redeemed pursuant to the SRP discussed below.
Distribution Reinvestment Plan (DRP)
The Company has adopted the DRP, which allows stockholders to have dividends and other distributions otherwise distributable to them invested in additional shares of common stock. No sales commissions or dealer manager fee will be paid on shares sold through the DRP. The Company may amend or terminate the DRP for any reason at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company’s filings with the SEC.
As of December 31, 2017 and 2016, the Company had issued approximately $211.9 million and $162.4 million, respectively, in shares pursuant to the DRP, which are classified on the consolidated balance sheets as common stock subject to redemption, net of redemptions paid of approximately $157.7 million and $58.8 million, respectively, and redemptions payable totaling approximately $20.4 million and $11.6 million.
Share Redemption Program
The Company has adopted the SRP that enables stockholders to sell their stock to the Company in limited circumstances. As long as the common stock is not listed on a national securities exchange or over-the-counter market, stockholders who have held their stock for at least one year may, under certain circumstances, be able to have all or any portion of their shares of stock redeemed by the Company. During any calendar year, the Company will not redeem more than 5% of the weighted average number of shares outstanding during the prior calendar year. The cash available for redemption will be limited to the proceeds from the sale of shares pursuant to the DRP.
If the Company cannot purchase all shares presented for redemption in any quarter, based upon insufficient cash available or the limit on the number of shares the Company may redeem during any calendar year, the Company will attempt to honor redemption requests on a pro rata basis. With respect to any pro rata treatment, redemption requests following the death or qualifying disability of a stockholder will be considered first, as a group, followed by requests where pro rata redemption would result in a stockholder owning less than the minimum balance of $2,500 of shares of common stock, which will be redeemed in full to the extent there are available funds, with any remaining available funds allocated pro rata among all other redemption requests. The Company will treat the unsatisfied portion of the redemption request as a request for redemption the following quarter. Such pending requests will generally be honored on a pro rata basis. Any stockholder request to cancel an outstanding redemption must be sent to the Company’s transfer agent prior to the last day of the new quarter. The Company will determine whether sufficient funds are available or the SRP has reached the 5.0% share limit as soon as practicable after the end of each quarter, but in any event prior to the applicable payment date.
As the use of the proceeds from the DRP for redemptions is outside the Company’s control, the net proceeds from the DRP are considered to be temporary equity and are presented as common stock subject to redemption on the accompanying consolidated balance sheets. The cumulative proceeds from the DRP, net of any redemptions, will be computed at each reporting date and will be classified as temporary equity on the Company’s consolidated balance sheets. As noted above, the SRP is limited to proceeds from new permanent equity from the sale of shares pursuant to the DRP.
Pursuant to the SRP, the redemption price per share shall be the lesser of (i) the amount paid for the shares or (ii) 95% of the NAV of the shares. Shares redeemed in connection with the death or qualifying disability of a stockholder may be repurchased at 100% of the NAV of the shares. The redemption price per share will be as of the last business day of the applicable quarter.
Redemption requests will be honored on or about the last business day of the month following the end of each quarter. Requests for redemption must be received on or prior to the end of the quarter in order for the Company to repurchase the shares as of the end of the following month. The following table summarizes share redemption activity during the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Shares of common stock redeemed	9,931,245	4,164,955
Weighted average price per share	$9.96	$9.95

Since inception and through December 31, 2017, the Company had redeemed 15,849,898 shares of common stock for approximately $157.7 million at a weighted average price per share of $9.95 pursuant to the SRP. Since inception and through June 30, 2017, the Company has honored all redemption requests. During the year ended December 31, 2016, the Company redeemed 4,164,955 shares of common stock for approximately $41.4 million at a weighted average price per share of $9.95. During the year ended December 31, 2017, the Company redeemed 9,931,245 shares of common stock for approximately $98.9 million at a weighted average price per share of $9.96. The Company has funded all redemptions using proceeds from the sale of shares pursuant to the DRP.
During the three months ended September 30, 2017, the Company received requests for the redemption of common stock of approximately 3,878,396 shares, which exceeded the annual limitation of 5% of the weighted average number of shares outstanding during the prior calendar year by approximately 104,999 shares. The Company processed the redemption requests according to the SRP policy described above and redeemed 97% of the shares requested at a weighted average price per share of $9.92. Those stockholders who were subject to pro rata treatment of their redemption requests had approximately 95% of their requests satisfied. The remaining portion of such requests will be carried forward to the next available redemption period. As the 5% maximum was reached for the quarter ended September 30, 2017, the Company did not process any redemption requests for the quarter ended December 31, 2017. The Company’s board of directors may choose to amend, suspend, or terminate the SRP upon 30 days’ written notice at any time, which may be provided through the Company’s filings with the SEC.

Distributions
Earnings and profits, which determine the taxability of distributions to stockholders, may differ from income reported for financial reporting purposes due to the differences for federal income tax purposes in the treatment of loss on debt, revenue recognition and compensation expense and in the basis of depreciable assets and estimated useful lives used to compute depreciation expense.
The following unaudited table summarizes the federal income tax treatment for all distributions per share for the years ended December 31, 2017, 2016, and 2015 reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Internal Revenue Code Section 857(b)(3)(C) and Treasury Regulation §1.857-6(e).

		Year Ended December 31,
	2017		2016		2015
Ordinary income	$0.40	59%	$0.47	69%	$0.48	69%
Capital Gain	0.18	26%	—	—%	—	—%
Return of capital	0.10	15%	0.21	31%	0.21	31%
Total distributions paid	$0.68	100%	$0.68	100%	$0.69	100%

Share-Based Compensation
The Company has adopted an Employee and Director Long-Term Incentive Plan (the “Plan”) pursuant to which the Company may issue stock-based awards to its directors and full-time employees (should the Company ever have employees), executive officers and full-time employees of the Advisor and its affiliate entities that provide services to the Company, and certain consultants who provide significant services to the Company. The term of the Plan is 10 years and the total number of shares of common stock reserved for issuance under the Plan is 10% of the outstanding shares of stock at any time, not to exceed 10,000,000 shares in the aggregate. Awards granted under the Plan may consist of stock options, restricted stock, stock appreciation rights and other equity-based awards. The stock-based payment will be measured at fair value and recognized as compensation expense over the vesting period.
Pursuant to the Plan, the Company issued 5,000 shares of restricted stock to each independent director on March 3, 2014 who was serving at that time and to Mr. Kripalani upon his appointment to the Company’s board of directors on January 31, 2017, which vested immediately upon grant. In addition, the compensation committee authorized an annual grant of 1,000 shares of restricted stock to each of the Company’s independent directors with a vesting schedule of three years. Upon re-election of each independent director at the 2014, 2015, and 2016 annual stockholders’ meetings, the Company measured and began recognizing director compensation expense for the 1,000 shares of restricted stock granted each year, subject to the vesting period.
Pursuant to the Director Compensation Plan, adopted by the compensation committee on March 8, 2017, upon re-election of each independent director at the June 14, 2017 annual stockholders’ meeting, the Company granted 7,000 shares of restricted common stock to each of the independent directors. Half of the restricted shares vested upon issuance, and the remaining half will vest upon the first anniversary of the grant date, subject to the independent director’s continued service as a director during such vesting period. The fair value of such issuance was estimated at $10.44 per share, the then current price paid to acquire a share of the Company’s common stock pursuant to the 2017 DRP Offering. Immediately upon granting the restricted common stock, the Company measured and began recognizing director compensation expense, subject to the vesting period.
13,000 restricted shares vested during the year ended December 31, 2017, which were part of the 2014, 2015, 2016, and 2017 grants. The fair value of the restricted shares granted in 2014 was estimated at $10.28 per share; additionally, the fair value of the restricted shares granted in 2015 and 2016 was $10.40, the then most recent price paid to acquire a share of the Company’s common stock. All issuances of restricted stock are entitled to dividends upon vesting of the shares.
Noncontrolling Interests
Noncontrolling interests represent limited partnership interests in the Operating Partnership in which the Company is the general partner. General partnership units and limited partnership units of the Operating Partnership were issued as part of the initial capitalization of the Operating Partnership, and limited partnership units were issued in conjunction with management’s contribution of certain assets, as well as other contributions, as discussed in Note 1, Organization.
As of December 31, 2017, noncontrolling interests were approximately 4% of total shares and weighted average shares outstanding (both measures assuming limited partnership units were converted to common stock). The Company has evaluated the terms of the limited partnership interests in the Operating Partnership and as a result, has classified limited partnership interests issued in the initial capitalization and in conjunction with the contributed assets as noncontrolling interests, which are presented as a component of permanent equity, except as discussed below.
The Company evaluates individual noncontrolling interests for the ability to recognize the noncontrolling interest as permanent equity on the consolidated balance sheets at the time such interests are issued and on a continual basis. Any noncontrolling interest that fails to qualify as permanent equity has been reclassified as temporary equity and adjusted to the greater of (a) the carrying amount or (b) its redemption value as of the end of the period in which the determination is made.
The Operating Partnership issued 6.6 million limited partnership units to affiliated parties and unaffiliated third parties in exchange for certain properties and 0.1 million limited partnership units to unaffiliated third parties unrelated to property contributions. To the extent the contributors should elect to redeem all or a portion of their Operating Partnership units, pursuant to the terms of the respective contribution agreement, such redemption shall be at a per unit value equivalent to the price at which the contributor acquired its limited partnership units in the respective transaction.
The limited partners of the Operating Partnership, other than those related to the Will Partners REIT, LLC (“Will Partners” property) contribution, will have the right to cause the general partner of the Operating Partnership, the Company, to redeem their limited partnership units for cash equal to the value of an equivalent number of shares of common stock, or, at the Company’s option, purchase their limited partnership units by issuing one share of the Company’s common stock for the original redemption value of each limited partnership unit redeemed. These rights may not be exercised under certain circumstances which could cause the Company to lose its REIT election. There were no redemption requests during the year ended December 31, 2017 and year ended December 31, 2016.
The following summarizes the activity for noncontrolling interests recorded as equity for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$30,114	$21,318	$17,478
Contribution/issuance of noncontrolling interests	—	11,941	7,282
Distributions to noncontrolling interests	(4,369)	(4,124)	(3,150)
Allocated distributions to noncontrolling interests subject to redemption	(13)	(11)	(10)
Net income	5,120	912	(138)
Other comprehensive income (loss)	253	78	(144)
Ending balance	$31,105	$30,114	$21,318
Noncontrolling Interests Subject to Redemption
Operating Partnership units issued pursuant to the Will Partners property contribution are not included in permanent equity on the consolidated balance sheets. The partners holding these units can cause the general partner of the Operating Partnership to redeem the units for the cash value, as defined in the operating partnership agreement. As the general partner of the Operating Partnership does not control these redemptions, these units are presented on the consolidated balance sheets as noncontrolling interest subject to redemption at their redeemable value. The net income (loss) and distributions attributed to these limited partners is allocated proportionately between common stockholders and other noncontrolling interests that are not considered redeemable.